Selected Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2011
Selected Quarterly Financial Data [Abstract]
Summary Of Quarterly Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends paid per public share	0.800	0.675	0.075	0.075	1.625
Average number of shares outstanding	165,541	161,500	161,642	161,784	162,625

2010
Total interest and dividend income	$98,887	$93,707	$91,485	$89,972	$374,051
Net interest and dividend income	44,854	42,683	40,887	41,141	169,565
Provision for credit losses	3,115	3,200	1,816	750	8,881
Net income	20,980	14,655	16,758	15,447	67,840
Basic EPS	0.13	0.09	0.10	0.09	0.41
Diluted EPS	0.13	0.09	0.10	0.09	0.41
Dividends paid per public share	0.790	0.500	0.500	0.500	2.290
Average number of shares outstanding	165,854	165,734	165,869	165,989	165,862